Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Growth ETF
April 30, 2024
GOE-NPRT3-0624
1.9900248.103
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 15.7%
Entertainment - 2.3%
Netflix, Inc. (a)	8,879	4,889,133
Roku, Inc. Class A (a)	12,609	727,035
Sea Ltd. ADR (a)	12,597	796,004
		6,412,172
Interactive Media & Services - 12.6%
Alphabet, Inc.:
Class A	47,939	7,803,510
Class C	77,500	12,759,600
Meta Platforms, Inc. Class A	29,802	12,819,926
Snap, Inc. Class A (a)	128,227	1,929,816
		35,312,852
Wireless Telecommunication Services - 0.8%
T-Mobile U.S., Inc.	13,715	2,251,592
TOTAL COMMUNICATION SERVICES		43,976,616
CONSUMER DISCRETIONARY - 13.2%
Automobiles - 0.2%
Rivian Automotive, Inc. (a)	53,535	476,462
Broadline Retail - 7.8%
Amazon.com, Inc. (a)	121,285	21,224,875
PDD Holdings, Inc. ADR (a)	4,306	539,025
		21,763,900
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A (a)	11,500	1,823,555
Booking Holdings, Inc.	2	6,904
		1,830,459
Specialty Retail - 3.0%
Lowe's Companies, Inc.	15,571	3,550,032
RH (a)	4,758	1,175,464
TJX Companies, Inc.	36,864	3,468,534
Wayfair LLC Class A (a)	1,821	91,323
		8,285,353
Textiles, Apparel & Luxury Goods - 1.6%
Hermes International SCA	910	2,186,063
lululemon athletica, Inc. (a)	761	274,417
LVMH Moet Hennessy Louis Vuitton SE	2,540	2,099,157
		4,559,637
TOTAL CONSUMER DISCRETIONARY		36,915,811
CONSUMER STAPLES - 2.1%
Beverages - 1.3%
Celsius Holdings, Inc. (a)	9,507	677,564
Keurig Dr. Pepper, Inc.	36,938	1,244,811
Monster Beverage Corp. (a)	32,073	1,714,302
		3,636,677
Consumer Staples Distribution & Retail - 0.4%
Walmart, Inc.	15,647	928,649
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	8,007	1,174,707
TOTAL CONSUMER STAPLES		5,740,033
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Exxon Mobil Corp.	12,826	1,516,931
Range Resources Corp.	17,303	621,351
Reliance Industries Ltd. GDR (b)	11,252	795,516
		2,933,798
FINANCIALS - 4.7%
Capital Markets - 1.2%
Ares Management Corp.	15,671	2,085,653
Coinbase Global, Inc. (a)	6,403	1,305,764
		3,391,417
Financial Services - 3.5%
Block, Inc. Class A (a)	19,196	1,401,308
Flywire Corp. (a)	47,792	979,736
Global Payments, Inc.	13,879	1,703,925
MasterCard, Inc. Class A	12,690	5,725,728
		9,810,697
TOTAL FINANCIALS		13,202,114
HEALTH CARE - 10.1%
Biotechnology - 2.0%
Alnylam Pharmaceuticals, Inc. (a)	7,037	1,012,976
Argenx SE ADR (a)	1,425	535,088
Cytokinetics, Inc. (a)	6,357	389,811
Ideaya Biosciences, Inc. (a)	7,818	317,802
Ionis Pharmaceuticals, Inc. (a)	13,062	538,938
Legend Biotech Corp. ADR (a)	2,663	116,480
Moderna, Inc. (a)	3,586	395,572
Nuvalent, Inc. Class A (a)	3,983	274,349
Regeneron Pharmaceuticals, Inc. (a)	1,818	1,619,220
Roivant Sciences Ltd. (a)	8,596	93,696
Vaxcyte, Inc. (a)	6,954	421,065
		5,714,997
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	65,927	4,738,173
DexCom, Inc. (a)	7,200	917,208
Insulet Corp. (a)	5,747	988,139
Masimo Corp. (a)	4,453	598,528
Stryker Corp.	4,613	1,552,275
		8,794,323
Health Care Providers & Services - 0.4%
HealthEquity, Inc. (a)	12,338	973,592
Life Sciences Tools & Services - 1.1%
Bruker Corp.	15,036	1,172,958
Danaher Corp.	7,461	1,840,032
		3,012,990
Pharmaceuticals - 3.5%
Eli Lilly & Co.	10,079	7,872,707
Intra-Cellular Therapies, Inc. (a)	5,695	408,958
Novo Nordisk A/S Series B sponsored ADR	4,756	610,242
Zoetis, Inc. Class A	6,630	1,055,761
		9,947,668
TOTAL HEALTH CARE		28,443,570
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.4%
General Electric Co.	15,339	2,482,157
Howmet Aerospace, Inc.	116	7,743
The Boeing Co. (a)	7,944	1,333,321
		3,823,221
Construction & Engineering - 1.4%
Comfort Systems U.S.A., Inc.	5,955	1,842,537
EMCOR Group, Inc.	5,635	2,012,653
		3,855,190
Electrical Equipment - 2.5%
Eaton Corp. PLC	10,429	3,319,134
Nextracker, Inc. Class A (a)	52	2,225
Vertiv Holdings Co.	39,458	3,669,594
		6,990,953
Ground Transportation - 2.5%
Lyft, Inc. (a)	46,727	730,810
Uber Technologies, Inc. (a)	94,579	6,267,750
		6,998,560
Machinery - 0.0%
Symbotic, Inc. (a)	3,875	149,459
TOTAL INDUSTRIALS		21,817,383
INFORMATION TECHNOLOGY - 44.2%
Electronic Equipment, Instruments & Components - 0.7%
Flex Ltd. (a)	70,164	2,010,199
IT Services - 1.0%
Gartner, Inc. (a)	18	7,427
MongoDB, Inc. Class A (a)	4,693	1,713,790
Shopify, Inc. Class A (a)	15,098	1,059,980
		2,781,197
Semiconductors & Semiconductor Equipment - 19.6%
Advanced Micro Devices, Inc. (a)	15,759	2,495,910
ASML Holding NV (depository receipt)	4,423	3,858,935
GlobalFoundries, Inc. (a)	26,488	1,294,733
Marvell Technology, Inc.	32,158	2,119,534
Micron Technology, Inc.	17,623	1,990,694
Monolithic Power Systems, Inc.	3,280	2,195,402
NVIDIA Corp.	34,483	29,794,002
NXP Semiconductors NV	19,038	4,877,345
ON Semiconductor Corp. (a)	28,471	1,997,525
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	32,235	4,427,155
		55,051,235
Software - 15.7%
Cadence Design Systems, Inc. (a)	10,193	2,809,497
HubSpot, Inc. (a)	3,666	2,217,453
Microsoft Corp.	85,882	33,436,437
Oracle Corp.	18,565	2,111,769
Salesforce, Inc.	12,410	3,337,545
		43,912,701
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	119,411	20,339,276
TOTAL INFORMATION TECHNOLOGY		124,094,608
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	12,885	643,477
REAL ESTATE - 0.5%
Real Estate Management & Development - 0.5%
CoStar Group, Inc. (a)	16,141	1,477,386
UTILITIES - 0.0%
Electric Utilities - 0.0%
Constellation Energy Corp.	22	4,091
TOTAL COMMON STOCKS (Cost $220,302,771)		279,248,887

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $1,321,120)	1,320,856	1,321,120

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $221,623,891)	280,570,007
NET OTHER ASSETS (LIABILITIES) - 0.0%	(19,211)
NET ASSETS - 100.0%	280,550,796

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $795,516 or 0.3% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	62,703,358	61,382,238	27,132	-	-	1,321,120	0.0%
Total	-	62,703,358	61,382,238	27,132	-	-	1,321,120

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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